ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 1.0%
3,754	General Dynamics Corporation	$ 1,025,781

	ASSET MANAGEMENT - 2.7%
4,630	Ameriprise Financial, Inc.	1,886,077
1,044	BlackRock, Inc.	847,039
		2,733,116
	BANKING - 3.7%
14,768	JPMorgan Chase & Company	2,747,734
7,152	PNC Financial Services Group, Inc. (The)	1,052,774
		3,800,508
	BEVERAGES - 2.0%
12,514	PepsiCo, Inc.	2,069,065

	BIOTECH & PHARMA - 8.1%
5,506	Amgen, Inc.	1,507,708
3,728	Eli Lilly and Company	2,809,718
165	Gilead Sciences, Inc.	11,897
10,867	Johnson & Johnson	1,753,716
5,517	Merck & Company, Inc.	701,487
3,717	Vertex Pharmaceuticals, Inc.(a)	1,563,891
		8,348,417
	CABLE & SATELLITE - 0.7%
17,065	Comcast Corporation, Class A	731,235

	COMMERCIAL SUPPORT SERVICES - 3.7%
2,983	Cintas Corporation	1,875,144
10,293	Republic Services, Inc.	1,889,794
		3,764,938
	DIVERSIFIED INDUSTRIALS - 1.5%
7,593	Honeywell International, Inc.	1,508,957

	ELECTRIC UTILITIES - 3.6%
22,371	American Electric Power Company, Inc.	1,905,785
13,435	NextEra Energy, Inc.	741,478

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	ELECTRIC UTILITIES - 3.6% (Continued)
15,196	Southern Company (The)	$ 1,021,931
		3,669,194
	ELECTRICAL EQUIPMENT - 0.0%(b)
48	Rockwell Automation, Inc.	13,684

	FOOD - 1.6%
8,823	Hershey Company (The)	1,658,018

	HEALTH CARE FACILITIES & SERVICES - 5.8%
7,297	Cardinal Health, Inc.	817,118
4,184	Laboratory Corp of America Holdings	903,033
2,985	Molina Healthcare, Inc.(a)	1,175,821
6,138	UnitedHealth Group, Inc.	3,029,717
		5,925,689
	HOUSEHOLD PRODUCTS - 4.0%
8,544	Church & Dwight Company, Inc.	855,425
20,101	Procter & Gamble Company (The)	3,194,854
		4,050,279
	INDUSTRIAL REIT - 0.9%
6,992	Prologis, Inc.	931,824

	INSURANCE - 5.6%
20,004	Hartford Financial Services Group, Inc. (The)	1,917,183
11,202	Marsh & McLennan Companies, Inc.	2,265,828
21,644	MetLife, Inc.	1,509,453
		5,692,464
	INTERNET MEDIA & SERVICES - 6.6%
33,665	Alphabet, Inc., Class A(a)	4,661,256
3,379	Netflix, Inc.(a)	2,037,267
		6,698,523
	LEISURE FACILITIES & SERVICES - 2.7%
6,244	Marriott International, Inc., Class A	1,560,188
4,050	McDonald's Corporation	1,183,734
		2,743,922

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	MACHINERY - 2.7%
8,378	Caterpillar, Inc.	$ 2,797,917

	MEDICAL EQUIPMENT & DEVICES - 5.9%
11,783	Abbott Laboratories	1,397,935
10,833	Boston Scientific Corporation(a)	717,253
3,551	Danaher Corporation	898,900
5,214	Hologic, Inc.(a)	384,793
3,737	Stryker Corporation	1,304,475
2,241	Thermo Fisher Scientific, Inc.	1,277,773
105	Zimmer Biomet Holdings, Inc.	13,058
		5,994,187
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
13,717	Schlumberger Ltd.	662,943

	RETAIL - CONSUMER STAPLES - 2.2%
37,509	Walmart, Inc.	2,198,402

	RETAIL - DISCRETIONARY - 2.9%
7,777	Home Depot, Inc. (The)	2,960,004

	SEMICONDUCTORS - 1.8%
9,113	Microchip Technology, Inc.	766,768
6,577	Texas Instruments, Inc.	1,100,529
		1,867,297
	SOFTWARE - 12.9%
2,378	Intuit, Inc.	1,576,352
17,433	Microsoft Corporation	7,210,986
10,613	Oracle Corporation	1,185,260
5,505	Synopsys, Inc.(a)	3,158,384
		13,130,982
	SPECIALTY FINANCE - 2.4%
11,328	American Express Company	2,485,590

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	TECHNOLOGY HARDWARE - 7.7%
35,219	Apple, Inc.	$ 6,365,834
10,296	Jabil, Inc.	1,483,551
		7,849,385
	TECHNOLOGY SERVICES - 4.5%
5,839	Accenture plc, Class A	2,188,340
7,306	Fiserv, Inc.(a)	1,090,567
3,560	Moody's Corporation	1,350,735
		4,629,642

	TOTAL COMMON STOCKS (Cost $89,372,604)	99,941,963

	TOTAL INVESTMENTS - 97.8% (Cost $89,372,604)	$ 99,941,963
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	2,225,616
	NET ASSETS - 100.0%	$ 102,167,579

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.